Discontinued operations and assets held for sale (Tables)	12 Months Ended
Dec. 31, 2025
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Schedule of discontinued operations and assets held for sale	The following table details the assets and related liabilities classified as held for sale as at 31
December 2025. There were no assets and related liabilities classified as held for sale as at 31 December
2024.

2025
$m
Assets classified as held for sale
Current assets
Trade and other receivables	338.0
Cash and cash equivalents[2]	13.5
Total current assets	351.5
Non current assets
Goodwill	2.9
Intangibles	2.2
Property, plant and equipment	0.1
Right of use asset	0.2
Investments	0.5
Total non current assets	5.9
Total assets classified as held for sale[1]	357.4
Liabilities classified as held for sale
Trade and other payables	294.6
Lease Liability	0.2
Total liabilities classified as held for sale[1]	294.8

Net assets classified as held for sale[1]	62.6
1.In addition to the assets and liabilities classified as held for sale, as disclosed above, as at 31 December 2025 WBS had intra-group settlement balances with Winterflood
Securities Limited of $10.4m receivables and $37.2m payables.  As these balances are intra-group in nature, and are fully eliminated on consolidation,  they are not presented in the consolidated statement of financial position or in the disclosure above.
2.As required by the UK FCA’s Client Asset Sourcebook, balances maintained on behalf of clients with banks in segregated accounts totalling $212.9m are not included in the
WBS statement of financial position and therefore are not included as Assets classified as held for sale.